U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment [  ]: Amendment Number
This Amendment (check only one): [  ]  is a restatement.
                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines Iowa 50266-5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    President
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

/s/ Dennis M. Marker West Des Moines, IA November 9,2004
Signature            City, State         Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None

                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 199
Form 13F Information Table Value Total: $551,964

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


FORM 13F
                                                                         Item 6: Inv Disc
             Item 1:               Item 2:  Item 3:   Item 4:   Item 5:  (a)Sole (b)Shared (c)Shared Item 7: Item 8:
                                 Title of            Total                        def. in     Other          Voting Auth (Shares)
        Name of Issuer          Class      Cusip     Mktvalue   Shares           Instr V             Mgrs  (a)Sole (b)Shared (c)None
ABBOTT LABORATORIES               COM      002824100     2,810      66,330  sole                              sole
ABITIBI CONSOLIDATED INC          COM      003924107     3,044     482,400  sole                              sole
ACUITY BRANDS INC                 COM      00508Y102     1,266      53,250  sole                              sole
ADC TELECOMMUNICATIONS            COM      000886101       269     148,600  sole                              sole
AFFILIATED COMPUTER SVCS-A        COM      008190100       843      15,150  sole                              sole
AGILENT TECHNOLOGIES INC          COM      00846U101       470      21,800  sole                              sole
ALCOA INC                         COM      013817101     1,844      54,897  sole                              sole
ALLIANT ENERGY CORP               COM      018802108     1,552      62,396  sole                              sole
ALLSTATE CORP                     COM      020002101     3,187      66,400  sole                              sole
ALTRIA GROUP INC                  COM      02209S103     6,424     136,573  sole                              sole
AMERICAN CENTURY TRGT MAT 2020    MF       081880700       558      11,737  sole                              sole
AMERICAN CENTURY VISTA FUND       MF       024936874     1,047      87,515  sole                              sole
AMERICAN EQUITY INVESTMENT        COM      025322$99    16,891   1,779,885  sole                              sole
AMERICAN EQUITY INVESTMENT        COM      025676107    27,593   2,907,615  sole                              sole
AMERICAN EQUITY INVESTMENT        COM      025676206     7,903     832,777  sole                              sole
AMERICAN EXPRESS COMPANY          COM      025816109     5,078      98,670  sole                              sole
AMERICAN INT'L GROUP INC          COM      026874107     6,155      90,525  sole                              sole
AMGEN INC                         COM      031162100     1,956      34,505  sole                              sole
AMSOUTH BANCORPORATION            COM      032165102     2,173      89,070  sole                              sole
ANHEUSER-BUSCH COS                COM      035229103     1,107      22,171  sole                              sole
ANTHEM INC                        COM      03674B104       873      10,000  sole                              sole
APPLIED MATERIALS INC.            COM      038222105       709      43,000  sole                              sole
ASSOCIATED BANC CORP              COM      045487105     2,624      81,836  sole                              sole
ASTORIA FINANCIAL CORP            COM      046265104     1,315      37,050  sole                              sole
ATMOS ENERGY CORP                 COM      049560105     2,814     111,700  sole                              sole
BANK OF AMERICA                   COM      060505104     7,788     179,730  sole                              sole
BARRICK GOLD CORP                 COM      067901108     2,875     136,625  sole                              sole
BECTON DICKINSON & CO.            COM      075887109     2,890      55,900  sole                              sole
BELO CORPORATION                  COM      080555105     2,831     125,600  sole                              sole
BLACK HILLS CORP                  COM      092113109     1,046      37,650  sole                              sole
BLACKROCK PROVIDENT T-FUND        MF       09248U$M3    27,573  27,573,036  sole                              sole
BLACKROCK PROVIDENT T-FUND        MF       09248U718    62,761  62,761,228  sole                              sole
BOEING COMPANY                    COM      097023105     3,077      59,615  sole                              sole
BP PLC                            COM      055622104     1,738      30,204  sole                              sole
BRISTOL-MYERS SQUIBB CO           COM      110122108     2,972     125,542  sole                              sole
BURLINGTON RESOURCES INC          COM      122014103     3,452      84,600  sole                              sole
CAMECO CORP                       PFD      13321L306     1,552      60,000  sole                              sole
CATERPILLAR INC                   COM      149123101     2,044      25,406  sole                              sole
CENTURYTEL INC                    COM      156700106     2,800      81,790  sole                              sole
CENVEO INC                        COM      15670S105       354     101,200  sole                              sole
CHASE CAPITAL V                   PFD      161479209       452      18,000  sole                              sole
CHEVRONTEXACO CORP                COM      166764100     6,009     112,024  sole                              sole
CISCO SYSTEMS INC                 COM      17275R102     2,335     129,019  sole                              sole
CITIGROUP INC                     COM      13218P105       212       4,800  sole                              sole
CITIGROUP INC                     COM      172967101     5,708     129,379  sole                              sole
CITIGROUP INC                     PFD      172967648     2,989      58,000  sole                              sole
COCA-COLA COMPANY                 COM      191216100     2,757      68,847  sole                              sole
COMCAST CORP                      COM      20030N101     1,641      58,114  sole                              sole
COMPUTER ASSOCIATES INTL INC      COM      204912109       990      37,630  sole                              sole
COMPUWARE CORP                    COM      205638109       255      49,500  sole                              sole
CONAGRA FOODS INC                 COM      205887102     4,045     157,350  sole                              sole
CONOCOPHILLIPS                    COM      20825C104     6,950      83,883  sole                              sole
COOPER INDUSTRIES LTD             COM      G24182100     1,280      21,700  sole                              sole
DEAN FOODS CO                     COM      242370104     2,445      81,452  sole                              sole
DELL INC                          COM      24702R101     2,114      59,383  sole                              sole
DISNEY (WALT) COMPANY             COM      254687106     1,476      65,441  sole                              sole
DOMINION RESOURCES INC/VA         COM      25746U109     1,344      20,600  sole                              sole
DOW CHEMICAL                      COM      260543103       921      20,390  sole                              sole
DU PONT (E.I.) DE NEMOURS         COM      263534109     3,873      90,479  sole                              sole
ECI TELECOM LTD                   COM      268258100       210      30,000  sole                              sole
ELECTRONIC DATA SYSTEMS CORP      COM      285661104       575      29,640  sole                              sole
EMC CORP                          COM      268648102     1,450     125,635  sole                              sole
EMERSON ELECTRIC                  COM      291011104       432       6,980  sole                              sole
EOG RESOURCES INC                 COM      26875P101       902      13,700  sole                              sole
EQUITRUST MONEY MARKET FUND       MF       294938105     1,519   1,518,900  sole                              sole
EQUITRUST SERIES FUND, INC        MF       294937107     1,234     102,539  sole                              sole
EQUITRUST SERIES FUND, INC        MF       294937206     1,911   1,910,602  sole                              sole
EQUITRUST SERIES FUND, INC        MF       294937404       742      75,129  sole                              sole
EQUITRUST SERIES FUND, INC        MF       294937800     1,012      94,967  sole                              sole
EQUITRUST SERIES FUND, INC        MF       294937867       500     500,000  sole                              sole
EQUITRUST SERIES FUND, INC        MF       294937883       938      95,057  sole                              sole
EXELON CORP                       COM      30161N101     1,603      43,700  sole                              sole
EXXON MOBIL CORPORATION           COM      30231G102     6,560     135,743  sole                              sole
FAIR ISAAC & COMPANY INC          COM      303250104       380      13,005  sole                              sole
FED HOME LOAN MTG CORP            COM      313400301       968      14,840  sole                              sole
FEDERAL NATIONAL MTG ASSN         COM      313586109     1,623      25,600  sole                              sole
FEDERAL SIGNAL CORP               COM      313855108     1,729      93,050  sole                              sole
FEDERATED DEPT STORES INC         COM      31410H101     1,281      28,200  sole                              sole
FIRST DATA CORP                   COM      319963104       532      12,225  sole                              sole
FISHER SCIENTIFIC INTL            COM      338032204     1,503      25,760  sole                              sole
FOX ENTERTAINMENT GRP             COM      35138T107       694      25,000  sole                              sole
FRED'S INC                        COM      356108100       779      43,400  sole                              sole
GENERAL ELECTRIC COMPANY          COM      369604103     4,627     137,795  sole                              sole
GENERAL MOTORS CORPORATION        COM      370442105     1,276      30,038  sole                              sole
GENUINE PARTS CO                  COM      372460105     1,827      47,600  sole                              sole
GENWORTH FINANCIAL INC            PFD      37247D403     1,008      20,000  sole                              sole
GLATFELTER (P. H.) CO             COM      377316104       676      54,600  sole                              sole
GLAXOSMITHKLINE PLC-ADR           COM      37733W105     1,032      23,590  sole                              sole
H & Q LIFE SCIENCES               MF       404053100     1,016      62,726  sole                              sole
HARBOR CAPITAL APPRECIATION       MF       411511504     1,889      72,649  sole                              sole
HASBRO INC                        COM      418056107       630      33,500  sole                              sole
HEWLETT-PACKARD CO.               COM      428236103     1,946     103,812  sole                              sole
HIGHWOODS PROPERTIES INC          COM      431284108     2,216      90,050  sole                              sole
HOME DEPOT INC                    COM      437076102     1,937      49,421  sole                              sole
HONEYWELL INTERNATIONAL INC       COM      438516106     6,320     176,230  sole                              sole
INGERSOLL-RAND CO-A               COM      G4776G101     2,960      43,550  sole                              sole
INTEL CORP                        COM      458140100     3,043     151,670  sole                              sole
INTERSTATE P&L CO                 PFD      461070872     6,386     198,000  sole                              sole
INT'L BUSINESS MACHINES CORP      COM      459200101     2,422      28,248  sole                              sole
ISHARES MSCI EAFE INDEX FUND      MF       464287465     1,386       9,800  sole                              sole
ITT INDUSTRIES INC                COM      450911102     2,008      25,100  sole                              sole
IVAX CORP                         COM      465823102     1,376      71,837  sole                              sole
JANUS GROWTH & INCOME FUND        MF       471023200     1,912      66,654  sole                              sole
JOHNSON & JOHNSON                 COM      478160104     7,169     127,263  sole                              sole
JP MORGAN CHASE & CO              COM      46625H100     3,440      86,576  sole                              sole
KROGER CO                         COM      501044101     1,624     104,660  sole                              sole
KV PHARMACEUTICAL CO - CLASS A    COM      482740206       936      52,300  sole                              sole
LABORATORY CORP OF AMER HLDGS     COM      50540R409     1,180      27,000  sole                              sole
LIFEPOINT HOSPITALS INC           COM      53219L109       690      23,000  sole                              sole
LIGHTHOUSE COMMUNICATIONS INC     COM      53223G$07       500     290,550  sole                              sole
LILLY (ELI) & CO                  COM      532457108     1,994      33,207  sole                              sole
MARATHON OIL CORP                 COM      565849106     3,323      80,500  sole                              sole
MBIA INC                          COM      55262C100     2,372      40,749  sole                              sole
MCDONALDS CORPORATION             COM      580135101     2,725      97,208  sole                              sole
MEDTRONIC INC                     COM      585055106       522      10,055  sole                              sole
MERCK & CO INC                    COM      589331107     3,526     106,852  sole                              sole
MERIDIAN GROWTH FUND INC          MF       589619105     1,496      43,936  sole                              sole
MICROSOFT CORP                    COM      594918104     5,474     197,988  sole                              sole
3M CO                             COM      88579Y101     2,581      32,274  sole                              sole
MOTOROLA INC                      COM      620076109     1,206      66,869  sole                              sole
MYLAN LABORATORIES                COM      628530107     3,301     183,383  sole                              sole
NASDAQ-100 SHARES                 MF       631100104     1,482      42,200  sole                              sole
NATIONAL CITY CORP                COM      635405103     1,352      35,000  sole                              sole
NATIONAL WESTMINSTER BANK         PFD      638539AG1     5,560   5,000,000  sole                              sole
NEW PLAN EXCEL REALTY TRUST       PFD      648053700     8,185     160,000  sole                              sole
NEW YORK COMMUNITY BANCORP        COM      649445103     2,646     128,810  sole                              sole
NEXTEL COMMUNICATIONS INC         COM      65332V103     1,769      74,200  sole                              sole
NISOURCE INC                      COM      65473P105     1,463      69,650  sole                              sole
NORTHERN INSTL                    MF       665278$PW       361     360,517  sole                              sole
NORTHERN INSTL                    MF       665278107     1,039   1,038,557  sole                              sole
NORTHWEST PIPE COMPANY            COM      667746101       819      47,200  sole                              sole
OCCIDENTAL PETROLEUM CO           COM      674599105     2,939      52,550  sole                              sole
OLIN CORP                         COM      680665205       972      48,600  sole                              sole
ORACLE CORPORATION                COM      68389X105     1,537     136,259  sole                              sole
PALL CORP                         COM      696429307     2,732     111,600  sole                              sole
PEPCO HOLDINGS INC                COM      713291102     2,210     111,050  sole                              sole
PEPSICO INC                       COM      713448108     2,072      42,591  sole                              sole
PERKINELMER INC                   COM      714046109       474      27,500  sole                              sole
PETROLEUM HELICOPTERS             COM      716604202       518      23,753  sole                              sole
PFIZER INC                        COM      717081103     7,876     257,372  sole                              sole
PLACER DOME INC                   COM      725906101     2,553     128,400  sole                              sole
PRESTON CORP                      DEB CONV 741130AA6       277     306,000  sole                              sole
PROCTER AND GAMBLE CO.            COM      742718109     4,211      77,816  sole                              sole
PROTECTIVE LIFE                   COM      743674103     1,219      31,000  sole                              sole
PROVINCE HEALTHCARE CO            COM      743977100     1,470      70,250  sole                              sole
RECKSON ASSOC REALTY CORP         COM      75621K106     1,139      39,600  sole                              sole
ROWAN COMPANIES INC               COM      779382100     1,740      65,900  sole                              sole
RR DONNELLEY & SONS CO            COM      257867101     1,766      56,400  sole                              sole
RUSSELL 2000 VALUE                COM      464287630     2,713      15,800  sole                              sole
SAFECO CORP                       COM      786429100     1,726      37,800  sole                              sole
SAFEWAY INC                       COM      786514208     2,464     127,620  sole                              sole
SAN DIEGO GAS & ELECTRIC          PFD      797440831       716      25,500  sole                              sole
SARA LEE CORP                     COM      803111103     2,404     105,170  sole                              sole
SBC COMMUNICATIONS INC            COM      78387G103     1,813      69,862  sole                              sole
SCHERING-PLOUGH CORP              COM      806605101     1,634      85,710  sole                              sole
SELECT MEDICAL CORPORATION        COM      816196109     1,144      85,200  sole                              sole
SENSIENT TECHNOLOGIES CORP        COM      81725T100     6,111     282,398  sole                              sole
7-ELEVEN INC                      COM      817826209     1,282      64,150  sole                              sole
SG PREFERRED CAPITAL II           PFD      784210304     2,607       2,500  sole                              sole
SHAW GROUP INC                    COM      820280105       789      65,770  sole                              sole
SOLECTRON CORP                    COM      834182107       264      53,300  sole                              sole
SONOCO PRODUCTS                   COM      835495102     1,608      60,800  sole                              sole
SOUTHERN CO                       COM      842587107     1,153      38,470  sole                              sole
SPX CORPORATION                   COM      784635104     2,169      61,283  sole                              sole
STANDARD AND POORS 500 INDEX      COM      78462F103     5,590      50,020  sole                              sole
STANLEY WORKS                     COM      854616109     1,403      33,000  sole                              sole
STERIS CORP                       COM      859152100     1,163      53,000  sole                              sole
SUNGARD DATA SYSTEMS              COM      867363103       340      14,300  sole                              sole
SURMODICS INC                     COM      868873100       784      33,000  sole                              sole
SYMANTEC CORP                     COM      871503108     2,020      36,800  sole                              sole
TARGET CORP                       COM      87612E106       758      16,750  sole                              sole
TARO PHARMACEUTICAL IND LTD       COM      M8737E108       650      27,800  sole                              sole
TECK COMINCO LIMITED              DEB CONV 878742AB1     8,667   8,750,000  sole                              sole
TEXAS INSTRUMENT                  COM      882508104       983      46,208  sole                              sole
TIME WARNER INC                   COM      887317105     1,820     112,794  sole                              sole
U S BANCORP                       COM      902973304     4,315     149,307  sole                              sole
UNION PACIFIC CORP                COM      907818108       633      10,800  sole                              sole
UNITED TECHNOLOGIES CORP.         COM      913017109     4,001      42,844  sole                              sole
UNIVERSAL HEALTH SVCS             COM      913903100     1,610      37,000  sole                              sole
VANGUARD EMERGING MKT             MF       922042304     2,350     186,632  sole                              sole
VANGUARD EXPLORER FUND            MF       921926200     1,447      23,795  sole                              sole
VANGUARD TOTAL INT'L INDEX        MF       921909602       928      83,426  sole                              sole
VERITAS SOFTWARE CORP             COM      923436109       977      54,900  sole                              sole
VERIZON COMMUNICATIONS            COM      92343V104     2,770      70,337  sole                              sole
VIACOM INC-CL B                   COM      925524308     1,495      44,547  sole                              sole
WACHOVIA CORP                     COM      929903102     3,911      83,294  sole                              sole
WACHOVIA PFD FUNDING              PFD      92977V206       995      36,000  sole                              sole
WAL-MART STORES                   COM      931142103     4,163      78,254  sole                              sole
WASATCH SMALL CAP GROWTH FD       MF       936772102     1,454      41,616  sole                              sole
WELLPOINT HEALTH NETWORKS         COM      94973H108       872       8,300  sole                              sole
WELLS FARGO CO (NEW)              COM      949746101     2,261      37,920  sole                              sole
WENDY'S INTERNATIONAL INC         COM      950590109       716      21,300  sole                              sole
WEYERHAEUSER CO                   COM      962166104       755      11,350  sole                              sole
WHITING PETROLEUM CORP            COM      966387102     1,312      43,150  sole                              sole
WILMINGTON TRUST CORP             COM      971807102     1,827      50,450  sole                              sole
WISCONSIN ENERGY CORP             COM      976657106       337      10,565  sole                              sole
WOLVERINE TUBE INC                COM      978093102       358      31,000  sole                              sole
WYETH                             COM      983024100       741      19,815  sole                              sole
XCEL ENERGY INC                   COM      98389B100     1,504      86,846  sole                              sole
                                                       551,964